Consolidated balance sheets - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	€ 161,871,000	€ 190,201,000
Restricted cash	122,000	103,000
Accounts receivable, less allowance of €231 and €250 at December 31, 2017 and December 31, 2018, respectively	54,981,000	43,062,000
Accounts receivable, related party	39,655,000	39,063,000
Tax receivable	281,000	2,092,000
Prepaid expenses and other current assets	8,346,000	18,758,000
Total Current Assets	265,256,000	293,279,000
Property and equipment, net	162,001,000	114,471,000
Other long-term assets	6,148,000	6,955,000
Intangible assets, net	171,609,000	173,294,000
Goodwill	490,529,000	490,455,000
TOTAL ASSETS	1,095,543,000	1,078,454,000
Current liabilities:
Accounts payable	33,656,000	51,307,000
Income taxes payable	1,221,000	3,428,000
Deferred revenue	7,863,000	8,941,000
Payroll liabilities	8,531,000	5,580,000
Accrued expenses and other current liabilities	9,650,000	9,131,000
Total Current Liabilities	60,921,000	78,387,000
Financing obligations	127,705,000	92,322,000
Deferred income taxes	46,550,000	48,305,000
Other long-term liabilities	6,784,000	5,465,000
Commitments and contingencies (Note 16)
Redeemable noncontrolling interests	0	0
Stockholders' equity:
Reserves	757,262,000	730,431,000
Contribution from Parent	122,307,000	122,307,000
Accumulated other comprehensive loss	(89,000)	(180,000)
Accumulated deficit	(213,664,000)	(192,318,000)
Total stockholders' equity attributable to trivago N.V.	853,583,000	853,975,000
Noncontrolling interest	0	0
Total stockholders' equity	853,583,000	853,975,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,095,543,000	1,078,454,000
Class A Common Stock
Stockholders' equity:
Common stock	2,554,000	1,855,000
Class B Common Stock
Stockholders' equity:
Common stock	€ 185,213,000	€ 191,880,000